Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
October 31, 2022
T07-NPRT1-1222
1.9584815.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.5%
Communications Equipment – 3.5%
ADTRAN Holdings, Inc.		58,067	$ 1,304,185
Arista Networks, Inc. (a)		133,168	16,094,684
Calix, Inc. (a)		36,992	2,724,091
Cambium Networks Corp. (a)		25,365	490,813
Casa Systems, Inc. (a)		88,654	279,260
Ciena Corp. (a)		89,050	4,265,495
Cisco Systems, Inc.		2,185,666	99,294,806
Clearfield, Inc. (a)		9,791	1,189,313
CommScope Holding Co., Inc. (a)		139,528	1,847,351
Comtech Telecommunications Corp.		52,801	583,451
Digi International, Inc. (a)		29,318	1,182,395
Extreme Networks, Inc. (a)		95,667	1,716,266
F5, Inc. (a)		34,404	4,916,676
Harmonic, Inc. (a)		84,180	1,300,581
Infinera Corp. (a)		179,362	1,006,221
Inseego Corp. (a)		184,131	416,136
Juniper Networks, Inc.		183,736	5,622,321
Lumentum Holdings, Inc. (a)		41,560	3,094,142
Motorola Solutions, Inc.		89,598	22,373,516
NETGEAR, Inc. (a)		33,445	657,194
Netscout Systems, Inc. (a)		50,216	1,803,759
Ribbon Communications, Inc. (a)		158,110	418,991
ViaSat, Inc. (a)		39,558	1,620,296
Viavi Solutions, Inc. (a)		146,726	2,215,563
TOTAL COMMUNICATIONS EQUIPMENT	176,417,506
DIVERSIFIED CONSUMER SERVICES – 0.0%
Education Services – 0.0%
PowerSchool Holdings, Inc. Class A (a)		45,701	914,020
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.8%
Electronic Components – 1.0%
Amphenol Corp. Class A		319,180	24,203,420
Belden, Inc.		29,110	2,026,929
Coherent Corp. (a)		79,719	2,679,356
Corning, Inc.		433,608	13,949,169
Knowles Corp. (a)		78,703	1,082,166
Lightwave Logic, Inc. (a)		116,488	986,653
Littelfuse, Inc.		14,825	3,265,206
Rogers Corp. (a)		11,502	2,706,766
Vishay Intertechnology, Inc.		88,495	1,850,431
			52,750,096
Electronic Equipment & Instruments – 1.4%
908 Devices, Inc. (a)		33,959	543,004
Advanced Energy Industries, Inc.		24,976	1,964,362
Aeva Technologies, Inc. (a)		227,626	455,252
AEye, Inc. (a)		213,948	186,242
Arlo Technologies, Inc. (a)		131,997	679,784
Badger Meter, Inc.		19,102	2,148,593

		Shares	Value

Cognex Corp.		100,359	$ 4,639,597
Evolv Technologies Holdings, Inc. (a)		134,933	395,354
FARO Technologies, Inc. (a)		23,820	695,782
Itron, Inc. (a)		32,199	1,574,209
Keysight Technologies, Inc. (a)		97,962	17,060,082
MicroVision, Inc. (a)		200,212	732,776
Mirion Technologies, Inc. (a)		119,277	963,758
Napco Security Technologies, Inc. (a)		30,398	863,911
National Instruments Corp.		78,983	3,015,571
nLight, Inc. (a)		60,949	656,421
Novanta, Inc. (a)		21,883	3,094,256
OSI Systems, Inc. (a)		13,699	1,125,784
Ouster, Inc. (a)		145,336	181,670
PAR Technology Corp. (a)		27,784	799,623
SmartRent, Inc. (a)		184,680	507,870
Teledyne Technologies, Inc. (a)		25,691	10,224,504
Trimble, Inc. (a)		138,279	8,318,865
Velodyne Lidar, Inc. (a)		341,470	337,202
Vishay Precision Group, Inc. (a)		18,189	613,879
Vontier Corp.		105,157	2,008,499
Zebra Technologies Corp. Class A (a)		29,033	8,222,726
			72,009,576
Electronic Manufacturing Services – 0.9%
Benchmark Electronics, Inc.		32,562	924,435
CTS Corp.		25,784	1,018,984
Fabrinet (a)		23,077	2,640,009
Flex Ltd. (a)		262,875	5,147,092
IPG Photonics Corp. (a)		23,460	2,009,584
Jabil, Inc.		77,063	4,951,298
Kimball Electronics, Inc. (a)		33,140	685,004
Methode Electronics, Inc.		29,379	1,211,296
Plexus Corp. (a)		18,700	1,840,080
Sanmina Corp. (a)		39,257	2,200,355
TE Connectivity Ltd.		172,665	21,104,843
TTM Technologies, Inc. (a)		77,414	1,185,208
			44,918,188
Technology Distributors – 0.5%
Arrow Electronics, Inc. (a)		39,123	3,961,595
Avnet, Inc.		61,033	2,452,916
CDW Corp.		73,356	12,676,650
ePlus, Inc. (a)		22,619	1,101,998
Insight Enterprises, Inc. (a)		22,800	2,154,828
PC Connection, Inc.		14,121	750,390
ScanSource, Inc. (a)		26,381	817,283
TD SYNNEX Corp.		27,098	2,479,738
			26,395,398
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	196,073,258

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – 17.8%
Data Processing & Outsourced Services – 12.1%
Affirm Holdings, Inc. (a)	121,913	$ 2,446,794
Automatic Data Processing, Inc.	222,398	53,753,597
AvidXchange Holdings, Inc. (a)	71,083	646,855
Block, Inc. (a)	279,602	16,795,692
Broadridge Financial Solutions, Inc.	64,215	9,636,103
Cantaloupe, Inc. (a)	112,071	375,438
Cass Information Systems, Inc.	16,623	711,132
Concentrix Corp.	26,647	3,257,063
Conduent, Inc. (a)	196,644	810,173
CSG Systems International, Inc.	23,359	1,510,626
Euronet Worldwide, Inc. (a)	31,356	2,634,218
EVERTEC, Inc.	43,143	1,544,951
Evo Payments, Inc. Class A (a)	36,485	1,229,180
ExlService Holdings, Inc. (a)	19,738	3,589,355
Fidelity National Information Services, Inc.	325,885	27,045,196
Fiserv, Inc. (a)	326,636	33,558,583
FleetCor Technologies, Inc. (a)	40,846	7,602,257
Flywire Corp. (a)	33,881	743,688
Global Payments, Inc.	151,289	17,286,281
I3 Verticals, Inc. Class A (a)	29,920	651,059
International Money Express, Inc. (a)	32,101	867,690
Jack Henry & Associates, Inc.	40,290	8,020,127
Marqeta, Inc. Class A (a)	248,060	1,954,713
Mastercard, Inc. Class A	457,793	150,238,507
Maximus, Inc.	38,840	2,395,263
MoneyGram International, Inc. (a)	82,457	873,220
Paya Holdings, Inc. (a)	100,816	810,561
Paychex, Inc.	174,123	20,600,492
Paymentus Holdings, Inc. Class A (a)	32,078	333,611
Payoneer Global, Inc. (a)	160,511	1,243,960
PayPal Holdings, Inc. (a)	582,652	48,698,054
Remitly Global, Inc. (a)	78,894	916,748
Repay Holdings Corp. (a)	103,940	632,995
Sabre Corp. (a)	230,432	1,338,810
Shift4 Payments, Inc. Class A (a)	35,137	1,615,248
TaskUS, Inc. Class A (a)	35,774	722,277
The Western Union Co.	229,374	3,098,843
TTEC Holdings, Inc.	18,775	834,924
Verra Mobility Corp. (a)	97,006	1,655,892
Visa, Inc. Class A	869,312	180,086,674
WEX, Inc. (a)	26,334	4,322,463
		617,089,313
Internet Services & Infrastructure – 1.6%
Akamai Technologies, Inc. (a)	88,755	7,839,729
BigCommerce Holdings, Inc. Series 1 (a)	59,429	883,115
Cloudflare, Inc. Class A (a)	140,278	7,900,457

		Shares	Value

Cyxtera Technologies, Inc. (a)		93,801	$ 226,998
DigitalOcean Holdings, Inc. (a)		34,418	1,236,295
Edgio, Inc. (a)		205,396	552,515
Fastly, Inc. Class A (a)		104,592	887,986
GoDaddy, Inc. Class A (a)		90,036	7,238,894
MongoDB, Inc. (a)		37,791	6,916,887
Okta, Inc. (a)		86,162	4,835,411
Rackspace Technology, Inc. (a)		110,750	570,363
Snowflake, Inc. Class A (a)		119,230	19,112,569
SolarWinds Corp. (a)		64,127	598,305
Squarespace, Inc. Class A (a)		34,881	774,707
Switch, Inc. Class A		80,641	2,745,826
Tucows, Inc. Class A (a)		13,356	600,352
Twilio, Inc. Class A (a)		95,758	7,121,523
VeriSign, Inc. (a)		53,868	10,798,379
			80,840,311
IT Consulting & Other Services – 4.1%
Accenture PLC Class A		334,336	94,917,991
Cognizant Technology Solutions Corp. Class A		280,169	17,440,520
DXC Technology Co. (a)		135,427	3,893,526
EPAM Systems, Inc. (a)		31,163	10,907,050
Gartner, Inc. (a)		43,634	13,173,977
Grid Dynamics Holdings, Inc. (a)		48,852	664,876
International Business Machines Corp.		475,792	65,797,276
Kyndryl Holdings, Inc. (a)		136,573	1,320,661
LiveRamp Holdings, Inc. (a)		56,987	1,046,281
Perficient, Inc. (a)		23,923	1,602,123
The Hackett Group, Inc.		31,626	690,712
Unisys Corp. (a)		78,833	670,081
			212,125,074
TOTAL IT SERVICES	910,054,698
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.8%
Semiconductor Equipment – 3.1%
ACM Research, Inc. Class A (a)		82,585	528,544
Amkor Technology, Inc.		78,205	1,625,882
Applied Materials, Inc.		463,058	40,883,391
Axcelis Technologies, Inc. (a)		24,664	1,430,512
Cohu, Inc. (a)		39,229	1,291,419
Enphase Energy, Inc. (a)		72,505	22,259,035
Entegris, Inc.		83,065	6,590,377
FormFactor, Inc. (a)		55,752	1,126,748
Ichor Holdings Ltd. (a)		31,767	808,152
KLA Corp.		79,810	25,255,874
Kulicke & Soffa Industries, Inc.		40,953	1,717,569
Lam Research Corp.		74,039	29,969,506
MKS Instruments, Inc.		36,217	2,975,227
Onto Innovation, Inc. (a)		32,230	2,154,253
PDF Solutions, Inc. (a)		32,669	770,335
Photronics, Inc. (a)		57,494	932,553

Quarterly Report	3

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductor Equipment – continued
SolarEdge Technologies, Inc. (a)	30,982	$ 7,126,789
Teradyne, Inc.	89,301	7,264,636
Ultra Clean Holdings, Inc. (a)	38,450	1,196,180
Veeco Instruments, Inc. (a)	47,916	873,509
		156,780,491
Semiconductors – 14.7%
Advanced Micro Devices, Inc. (a)	858,261	51,547,156
Allegro MicroSystems, Inc. (a)	52,878	1,343,630
Alpha & Omega Semiconductor Ltd. (a)	24,565	804,504
Ambarella, Inc. (a)	26,340	1,441,588
Analog Devices, Inc.	275,851	39,341,870
Broadcom, Inc.	214,711	100,939,935
CEVA, Inc. (a)	26,919	744,579
Cirrus Logic, Inc. (a)	35,173	2,360,812
Credo Technology Group Holding Ltd. (a)	49,157	675,417
Diodes, Inc. (a)	29,146	2,088,894
First Solar, Inc. (a)	53,808	7,832,831
Impinj, Inc. (a)	16,071	1,842,219
indie Semiconductor, Inc. Class A (a)	88,216	689,849
Intel Corp.	2,163,535	61,509,300
Lattice Semiconductor Corp. (a)	80,193	3,890,162
MACOM Technology Solutions Holdings, Inc. (a)	32,854	1,901,261
MagnaChip Semiconductor Corp. (a)	62,096	617,855
Marvell Technology, Inc.	456,500	18,113,920
MaxLinear, Inc. Class A (a)	51,001	1,574,911
Meta Materials, Inc. (a)	602,191	638,322
Microchip Technology, Inc.	297,736	18,382,221
Micron Technology, Inc.	593,958	32,133,128
Monolithic Power Systems, Inc.	24,475	8,308,039
Navitas Semiconductor Corp. (a)	90,980	383,026
NVIDIA Corp.	1,319,210	178,053,774
NXP Semiconductors N.V.	140,645	20,545,422
ON Semiconductor Corp. (a)	234,517	14,406,379
Power Integrations, Inc.	36,544	2,437,850
Qorvo, Inc. (a)	60,291	5,189,849
QUALCOMM, Inc.	591,980	69,652,367
Rambus, Inc. (a)	71,654	2,161,085
Rockley Photonics Holdings Ltd. (a)	188,934	96,375
Semtech Corp. (a)	47,702	1,320,868
Silicon Laboratories, Inc. (a)	22,393	2,573,404
SiTime Corp. (a)	13,156	1,181,540
Skyworks Solutions, Inc.	89,150	7,667,791
SMART Global Holdings, Inc. (a)	53,540	724,396
Synaptics, Inc. (a)	25,066	2,220,848
Texas Instruments, Inc.	487,155	78,251,708

		Shares	Value

Universal Display Corp.		27,452	$2,613,979
Wolfspeed, Inc. (a)		68,732	5,412,645
			753,615,709
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	910,396,200
SOFTWARE – 33.1%
Application Software – 11.1%
8x8, Inc. (a)		174,715	739,044
ACI Worldwide, Inc. (a)		74,183	1,804,872
Adobe, Inc. (a)		249,591	79,494,734
Agilysys, Inc. (a)		19,471	1,249,454
Alarm.com Holdings, Inc. (a)		30,892	1,817,685
Alkami Technology, Inc. (a)		35,101	556,351
Altair Engineering, Inc. Class A (a)		35,562	1,744,316
Alteryx, Inc. Class A (a)		39,347	1,917,379
American Software, Inc. Class A		40,264	689,722
Amplitude, Inc. Class A (a)		49,899	838,303
ANSYS, Inc. (a)		47,464	10,497,138
Appfolio, Inc. Class A (a)		13,669	1,713,683
AppLovin Corp. Class A (a)		84,330	1,430,237
Asana, Inc. Class A (a)		56,193	1,157,576
Aspen Technology, Inc. (a)		15,679	3,785,695
Autodesk, Inc. (a)		116,227	24,907,446
Avaya Holdings Corp. (a)		179,587	283,747
AvePoint, Inc. (a)		144,886	633,152
Benefitfocus, Inc. (a)		56,727	399,925
Bentley Systems, Inc. Class B		112,723	3,976,867
Bill.com Holdings, Inc. (a)		52,276	6,971,527
Black Knight, Inc. (a)		88,125	5,328,919
Blackbaud, Inc. (a)		30,752	1,682,134
Blackline, Inc. (a)		36,340	2,035,040
Box, Inc. Class A (a)		89,531	2,600,876
Braze, Inc. Class A (a)		26,989	799,144
BTRS Holdings, Inc. Class 1 (a)		89,258	842,596
C3.ai, Inc. Class A (a)		71,125	932,449
Cadence Design Systems, Inc. (a)		147,366	22,309,739
CCC Intelligent Solutions Holdings, Inc. (a)		107,953	1,007,201
Cerence, Inc. (a)		43,874	754,633
Ceridian HCM Holding, Inc. (a)		78,771	5,213,853
ChannelAdvisor Corp. (a)		35,800	824,832
Cipher Mining, Inc. (a)		103,560	104,596
Clear Secure, Inc. Class A (a)		31,811	859,533
Clearwater Analytics Holdings, Inc. Class A (a)		39,197	638,519
Consensus Cloud Solutions, Inc. (a)		16,795	942,871
Couchbase, Inc. (a)		32,756	419,277
Coupa Software, Inc. (a)		46,580	2,479,453
CS Disco, Inc. (a)		30,599	328,021
Datadog, Inc. Class A (a)		131,204	10,563,234
Digital Turbine, Inc. (a)		75,515	1,102,519
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
DocuSign, Inc. (a)	113,084	$ 5,461,957
Domo, Inc. Class B (a)	38,340	677,468
DoubleVerify Holdings, Inc. (a)	35,473	1,036,876
Dropbox, Inc. Class A (a)	172,119	3,743,588
Duck Creek Technologies, Inc. (a)	74,321	887,393
Dynatrace, Inc. (a)	116,624	4,109,830
E2open Parent Holdings, Inc. (a)	168,178	980,478
Ebix, Inc.	33,829	669,476
Elastic N.V. (a)	45,326	2,898,598
Embark Technology, Inc. (a)	17,300	104,492
Enfusion, Inc. Class A (a)	35,612	504,622
Envestnet, Inc. (a)	24,468	1,206,517
Everbridge, Inc. (a)	32,963	1,032,731
EverCommerce, Inc. (a)	61,492	535,595
Expensify, Inc. Class A (a)	28,594	374,295
Fair Isaac Corp. (a)	14,543	6,963,770
Five9, Inc. (a)	43,269	2,607,390
Freshworks, Inc. Class A (a)	78,935	1,072,727
Guidewire Software, Inc. (a)	48,407	2,875,860
HubSpot, Inc. (a)	25,268	7,493,478
Informatica Inc. Class A (a)	37,856	732,892
Intapp, Inc. (a)	26,001	583,982
InterDigital, Inc.	24,100	1,201,867
Intuit, Inc.	141,775	60,608,813
Jamf Holding Corp. (a)	35,174	832,569
Latch, Inc. (a)	212,094	284,206
LivePerson, Inc. (a)	81,740	863,992
Manhattan Associates, Inc. (a)	36,111	4,393,625
Marathon Digital Holdings, Inc. (a)	86,785	1,137,751
Matterport, Inc. (a)	218,957	764,160
MeridianLink, Inc. (a)	32,507	585,126
MicroStrategy, Inc. Class A (a)	6,556	1,753,796
Mitek Systems, Inc. (a)	59,468	672,583
Model N, Inc. (a)	28,275	1,074,450
Momentive Global, Inc. (a)	118,194	917,185
nCino, Inc. (a)	41,280	1,299,494
NCR Corp. (a)	91,396	1,943,079
New Relic, Inc. (a)	38,191	2,262,435
NextNav, Inc. (a)	70,715	242,552
Nutanix, Inc. Class A (a)	135,672	3,717,413
Olo, Inc. Class A (a)	92,826	817,797
ON24, Inc. (a)	57,741	470,012
PagerDuty, Inc. (a)	58,104	1,449,114
Palantir Technologies, Inc. Class A (a)	916,885	8,059,419
Paycom Software, Inc. (a)	28,084	9,717,064
Paycor HCM, Inc. (a)	31,401	956,788
Paylocity Holding Corp. (a)	21,963	5,090,804
Pegasystems, Inc.	33,556	1,248,619
Procore Technologies, Inc. (a)	21,438	1,171,801

	Shares	Value

PROS Holdings, Inc. (a)	37,304	$ 930,735
PTC, Inc. (a)	61,980	7,303,103
Q2 Holdings, Inc. (a)	43,569	1,352,382
Rimini Street, Inc. (a)	97,559	547,306
RingCentral, Inc. Class A (a)	54,155	1,923,586
Riot Blockchain, Inc. (a)	132,564	913,366
Salesforce, Inc. (a)	524,833	85,332,597
Samsara, Inc. Class A (a)	70,646	869,652
SEMrush Holdings, Inc. Class A (a)	52,591	643,188
ShotSpotter, Inc. (a)	15,542	590,596
Smartsheet, Inc. Class A (a)	76,502	2,671,450
Splunk, Inc. (a)	89,409	7,430,782
Sprinklr, Inc. Class A (a)	70,299	650,266
Sprout Social, Inc. Class A (a)	30,814	1,859,009
SPS Commerce, Inc. (a)	22,237	2,813,425
SS&C Technologies Holdings, Inc.	128,229	6,593,535
Sumo Logic, Inc. (a)	97,228	749,628
Synopsys, Inc. (a)	81,693	23,899,287
Tyler Technologies, Inc. (a)	22,908	7,406,844
Unity Software, Inc. (a)	113,783	3,356,599
Upland Software, Inc. (a)	59,229	476,201
Verint Systems, Inc. (a)	45,260	1,603,562
Veritone, Inc. (a)	72,759	539,144
Vertex, Inc. Class A (a)	46,301	834,344
Workday, Inc. Class A (a)	107,142	16,694,866
Workiva, Inc. (a)	29,317	2,281,156
Yext, Inc. (a)	137,946	733,873
Zendesk, Inc. (a)	69,765	5,350,278
Zeta Global Holdings Corp. Class A (a)	108,202	902,405
Zoom Video Communications, Inc. Class A (a)	123,953	10,342,638
		566,064,624
Industrial Conglomerates – 0.5%
Roper Technologies, Inc.	56,672	23,492,811
Systems Software – 21.5%
A10 Networks, Inc.	57,996	974,333
Adeia, Inc.	90,432	1,011,030
Appian Corp. Class A (a)	27,474	1,341,281
CommVault Systems, Inc. (a)	27,823	1,694,142
Crowdstrike Holdings, Inc. Class A (a)	108,979	17,567,415
Dolby Laboratories, Inc. Class A	39,773	2,658,427
Fortinet, Inc. (a)	366,214	20,932,792
Gitlab, Inc. Class A (a)	29,281	1,418,957
JFrog Ltd. (a)	42,461	1,078,509
KnowBe4, Inc. Class A (a)	54,406	1,337,300
Microsoft Corp.	3,737,593	867,607,463
N-Able, Inc. (a)	61,377	664,713
NortonLifelock, Inc.	332,439	7,489,851
OneSpan, Inc. (a)	56,728	623,441
Oracle Corp.	847,060	66,129,974

Quarterly Report	5

Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Systems Software – continued
Palo Alto Networks, Inc. (a)		159,598	$ 27,385,421
Progress Software Corp.		31,033	1,583,614
Qualys, Inc. (a)		21,216	3,024,553
Rapid7, Inc. (a)		38,944	1,762,995
ServiceNow, Inc. (a)		106,411	44,771,364
Telos Corp. (a)		57,009	604,295
Tenable Holdings, Inc. (a)		69,597	2,828,422
Teradata Corp. (a)		67,413	2,129,577
Varonis Systems, Inc. (a)		71,891	1,924,522
VMware, Inc. Class A		114,206	12,851,601
Xperi, Inc. (a)		51,169	714,831
Zscaler, Inc. (a)		46,956	7,235,920
Zuora, Inc. Class A (a)		117,729	905,336
			1,100,252,079
TOTAL SOFTWARE	1,689,809,514
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 23.9%
Technology Hardware, Storage & Peripherals – 23.9%
Apple, Inc.		7,540,873	1,156,317,466
Avid Technology, Inc. (a)		33,229	913,465
Corsair Gaming, Inc. (a)		51,968	717,159
DELL Technologies, Inc. Class C		154,998	5,951,923
Diebold Nixdorf, Inc. (a)		155,480	387,145
Eastman Kodak Co. (a)		102,333	547,482
Hewlett Packard Enterprise Co.		712,457	10,166,761
HP, Inc.		568,287	15,696,087
IonQ, Inc. (a)		126,533	745,279
NetApp, Inc.		122,955	8,517,093
Pure Storage, Inc. Class A (a)		162,672	5,020,058

		Shares	Value

Seagate Technology Holdings PLC		114,335	$ 5,677,876
Super Micro Computer, Inc. (a)		31,265	2,175,731
Western Digital Corp. (a)		175,784	6,041,696
Xerox Holdings Corp.		85,463	1,250,324
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	1,220,125,545
TOTAL COMMON STOCKS (Cost $3,763,577,597)			5,103,790,741
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $6,934,000)		6,934,000	6,934,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,770,511,597)	5,110,724,741
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	987,650
NET ASSETS – 100.0%	$5,111,712,391

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $588,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	December 2022	$ 648,550	$ 37,890	$ 37,890
CME E-mini S&P Information Technology Select Sector Index Contracts (United States)	55	December 2022	7,107,100	551,983	551,983
Total Equity Index Contracts					$ 589,873
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
8	Quarterly Report

Quarterly Report	9